Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Principal Outstanding	$ 2,307.7		$ 2,253.8
Fair Value Adjustment(4)	(28.6)	[1]	28.8	[1]
Total mortgage loans payable	2,279.1		2,282.6
One And Seven Westferry Circus [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.40% paid quarterly	[2],[3],[4],[5]
Principal Outstanding		[3],[4],[5]	208.4	[3],[4],[5]
Maturity	February 28, 2013	[3],[4],[5]
Reserve At Sugarloaf [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.49% paid monthly	[2],[3],[4]
Principal Outstanding		[3],[4]	23.9	[3],[4]
Maturity	June 1, 2013	[3],[4]
South Frisco Village [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.85% paid monthly	[2]
Principal Outstanding			26.3
Maturity	June 1, 2013
Pacific Plaza [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.55% paid monthly	[2],[3],[4]
Principal Outstanding		[3],[4]	8.0	[3],[4]
Maturity	September 1, 2013	[3],[4]
Wilshire Rodeo Plaza [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.28% paid monthly	[2],[3]
Principal Outstanding	112.7	[3]	112.7	[3]
Maturity	April 11, 2014	[3]
H Street 1401 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.97% paid monthly	[2],[3],[4]
Principal Outstanding	109.3	[3],[4]	110.8	[3],[4]
Maturity	December 7, 2014	[3],[4]
Windsor at Lenox Park [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.43% paid monthly	[2],[3],[6]
Principal Outstanding		[3],[6]	24.0	[3],[6]
Maturity	August 1, 2015	[3],[6]
San Montego Apartments [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.47% paid monthly	[2],[3],[6],[7]
Principal Outstanding		[3],[6],[7]	21.8	[3],[6],[7]
Maturity	August 1, 2015	[3],[6],[7]
Montecito Apartments [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.47% paid monthly	[2],[3],[6],[7]
Principal Outstanding		[3],[6],[7]	20.2	[3],[6],[7]
Maturity	August 1, 2015	[3],[6],[7]
Phoenician Apartments [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.47% paid monthly	[2],[3],[6],[7]
Principal Outstanding		[3],[6],[7]	21.3	[3],[6],[7]
Maturity	August 1, 2015	[3],[6],[7]
High Street 99 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.52% paid monthly	[2]
Principal Outstanding	185.0		185.0
Maturity	November 11, 2015
Lincoln Centre [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.51% paid monthly	[2]
Principal Outstanding	153.0		153.0
Maturity	February 1, 2016
Charleston Plaza [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.60% paid monthly	[2],[3],[4]
Principal Outstanding	36.2	[3],[4]	36.9	[3],[4]
Maturity	September 11, 2016	[3],[4]
The Legend at Kierland [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.97% paid monthly	[2],[3],[8]
Principal Outstanding	21.8	[3],[8]	21.8	[3],[8]
Maturity	August 1, 2017	[3],[8]
The Tradition at Kierland [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.97% paid monthly	[2],[3],[8]
Principal Outstanding	25.8	[3],[8]	25.8	[3],[8]
Maturity	August 1, 2017	[3],[8]
Mass Court [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	2.88% paid monthly	[2],[3]
Principal Outstanding	92.6	[3]	92.6	[3]
Maturity	September 1, 2019	[3]
Red Canyon at Palomino Park [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.34% paid monthly	[2],[3],[9]
Principal Outstanding	27.1	[3],[9]	27.1	[3],[9]
Maturity	August 1, 2020	[3],[9]
Green Riverat Palomino Park [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.34% paid monthly	[2],[3],[9]
Principal Outstanding	33.2	[3],[9]	33.2	[3],[9]
Maturity	August 1, 2020	[3],[9]
Blue Ridge at Palomino Park [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.34% paid monthly	[2],[3],[9]
Principal Outstanding	33.4	[3],[9]	33.4	[3],[9]
Maturity	August 1, 2020	[3],[9]
Ashford Meadows [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.17% paid monthly	[2],[3]
Principal Outstanding	44.6	[3]	44.6	[3]
Maturity	August 1, 2020	[3]
The Corner [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.66% paid monthly	[2],[3]
Principal Outstanding	105.0	[3]	105.0	[3]
Maturity	June 1, 2021	[3]
The Palatine [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.25% paid monthly	[2],[3]
Principal Outstanding	80.0	[3]	80.0	[3]
Maturity	January 10, 2022	[3]
The Forum at Carlsbad [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	4.25% paid monthly	[2],[3]
Principal Outstanding	90.0	[3]	90.0	[3]
Maturity	March 1, 2022	[3]
The Colorado [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly	[2],[3]
Principal Outstanding	91.7	[3]	91.7	[3]
Maturity	November 1, 2022	[3]
The Legacy at Westwood [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly	[2],[3]
Principal Outstanding	46.7	[3]	46.7	[3]
Maturity	November 1, 2022	[3]
Regents Court [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly	[2],[3]
Principal Outstanding	39.6	[3]	39.6	[3]
Maturity	November 1, 2022	[3]
The Caruth [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.69% paid monthly	[2],[3]
Principal Outstanding	45.0	[3]	45.0	[3]
Maturity	November 1, 2022	[3]
Fourth And Madison [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.75% paid monthly	[10],[2],[3]
Principal Outstanding	200.0	[10],[3]	145.0	[10],[3]
Maturity	June 1, 2023	[10],[3]
Pennsylvania Avenue 1001 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.70% paid monthly	[10],[2]
Principal Outstanding	330.0	[10]	210.0	[10]
Maturity	June 1, 2023	[10]
Fremont 50 [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.75% paid monthly	[10],[2],[3]
Principal Outstanding	200.0	[10],[3]	135.0	[10],[3]
Maturity	June 1, 2023	[10],[3]
Third Avenue 780 [Member] | Loan A [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.55% paid monthly	[2],[3]
Principal Outstanding	150.0	[3]		[3]
Maturity	August 1, 2025	[3]
Third Avenue 780 [Member] | Loan B [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	3.55% paid monthly	[2],[3]
Principal Outstanding	20.0	[3]		[3]
Maturity	August 1, 2025	[3]
Publix at Weston Commons [Member]
Mortgage Loans Payable (Details) - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Interest Rate and Payment Frequency	5.08% paid monthly	[2],[3]
Principal Outstanding	$ 35.0	[3]	$ 35.0	[3]
Maturity	January 1, 2036	[3]

[1]	The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1-Organization and Significant Accounting Policies.
[2]	Interest rates are fixed, unless stated otherwise.
[3]	These properties are each owned by separate wholly owned subsidiaries of TIAA for benefit of the Account. The assets and credit of each of these borrowings entities are not available to satisfy the debts and other obligations of the Account or any other entity or person other than such borrowing entity.
[4]	The mortgage is adjusted monthly for principal payments.
[5]	The mortgage is denominated in British pounds and the principal payment had been converted to U.S. dollars using the exchange rate as of December 31, 2012.
[6]	Represents mortgage loans payable that were paid off before maturity in the fourth quarter of 2013.
[7]	Represents mortgage loans payable on these individual properties, which are held within the Houston Apartment Portfolio.
[8]	Represents mortgage loans payable on these individual properties, which are held within the Kierland Apartment Portfolio.
[9]	Represents mortgage loans payable on these individual properties, which are held within Palomino Park.
[10]	Represents mortgage loans that were refinanced in the quarter ended June 30, 2013, into 10-year loans with interest only due for the first five years and principal payments due thereafter.